Empower Small Cap Value Fund Expense Example - Empower Small Cap Value Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	$ 1,371